Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of components of deferred tax assets and deferred tax liabilities
Deferred tax assets (DTA) and deferred tax liabilities (DTL) are comprised of the main following components:

	Balance Sheet		Net change in the year
	2024	2023	2024	2023	2022

Tax losses carryforwards	1,051,966	742,245	309,721	167,125	466,982
Goodwill on business combinations (i)	51,319	35,823	15,496	29,447	(6,053)
Provisions for IFAs’ commissions	84,756	90,075	(5,319)	18,089	(4,988)
Revaluations of financial assets at fair value	294,986	(166,281)	461,267	48,175	(388,197)
Expected credit losses (ii)	334,006	335,711	(1,705)	277,503	14,277
Profit sharing plan	298,539	278,983	19,556	9,034	9,084
Net gain/(loss) on hedge instruments	(31,854)	(22,704)	(9,150)	(11,535)	(39,292)
Share-based compensation	558,744	627,730	(68,986)	61,009	181,127
Other provisions	(19,817)	96,189	(116,006)	(81,915)	23,764
Total	2,622,645	2,017,771	604,874	516,932	256,704
Deferred tax assets	2,887,935	2,104,128
Deferred tax liabilities	(265,290)	(86,357)

(i)For Brazilian tax purposes, goodwill is amortized at least in 5 years on a straight-line basis when the entity acquired is sold or merged into the acquirer company.
(ii)Include expected credit loss on accounts receivable, loan operations and other financial assets.

Summary of reconciliation of changes in net deferred tax
The changes in the net deferred tax were recognized as follows:

	2024	2023	2022

As of January, 1	2,017,771	1,500,839	1,244,135
Foreign exchange variations	(84,049)	(78,128)	5,786
Business combination (Note 5(ii))	—	401,521	—
Charges to statement of income	(39,084)	549,702	397,792
Tax relating to components of other comprehensive income	728,007	(356,163)	(146,874)
As of December, 31	2,622,645	2,017,771	1,500,839

Summary of income tax calculation	The following is a reconciliation of income tax expense to profit (loss) for the year, calculated by applying the combined Brazilian statutory rates of 34% for the year ended December 31:

	2024	2023	2022

Income before taxes	4,985,967	3,936,348	3,444,656
Combined tax rate in Brazil (i)	34.00%	34.00%	34.00%
Tax expense at the combined rate	1,695,229	1,338,359	1,171,183

Effects from entities taxed at different rates	175,868	(43,572)	62,596
Effects from entities taxed at different taxation regimes (ii)	(1,051,135)	(1,174,605)	(1,343,757)
Intercompany transactions with different taxation regimes	(301,833)	(68,673)	(46,674)
Tax incentives	(13,503)	(17,835)	(5,346)
Non-deductible expenses (non-taxable income)	(33,499)	(17,459)	3,758
Others	—	20,742	22,685
Total	471,127	36,957	(135,555)

Current	432,043	586,659	262,237
Deferred	39,084	(549,702)	(397,792)
Total expense / (credit)	471,127	36,957	(135,555)

(i)Considering that XP Inc. is domiciled in Cayman and there is no income tax in that jurisdiction, the combined tax rate of 34% demonstrated above is the current rate applied to XP Controle 3 Participações S.A. which is the holding company of all operating entities of XP Inc. in Brazil.
(ii)Certain eligible subsidiaries adopted the PPM tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries. Additionally, some entities and investment funds adopt different taxation regimes according to the applicable rules in their jurisdictions.

Summary of analysis of other comprehensive income by item
The tax (charge)/credit relating to components of other comprehensive income is as follows:

	Before tax	(Charge) / Credit	After tax

Foreign exchange variation of investees located abroad	(19,645)	—	(19,645)
Gains (losses) on net investment hedge	26,154	(8,902)	17,252
Changes in the fair value of financial assets at fair value	356,078	(137,972)	218,106
As of December 31, 2022	362,587	(146,874)	215,713

Foreign exchange variation of investees located abroad	(41,160)	—	(41,160)
Gains (losses) on net investment hedge	41,477	(6,874)	34,603
Changes in the fair value of financial assets at fair value	905,670	(349,289)	556,381
As of December 31, 2023	905,987	(356,163)	549,824

Foreign exchange variation of investees located abroad	147,671	—	147,671
Gains (losses) on net investment hedge	(136,598)	—	(136,598)
Changes in the fair value of financial assets at fair value	(1,894,661)	728,007	(1,166,654)
As of December 31, 2024	(1,883,588)	728,007	(1,155,581)